Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

16. Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are four years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. With the adoption of the new leasing standard, the Group has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at additional borrowing rate.

(a) The following table sets forth the breakdown of leasing expenses：

	For the years ended December 31,
	2023	2024
	RMB	RMB

Lease cost:
Amortization of right-of-use assets	39,311	12,646
Interest of lease liabilities	7,246	1,263
Expenses for short-term leases within 12 months	5,394	3,753
Total lease cost	51,951	17,662

(b) The following table sets forth the supplemental cash flow information related to leases:

	For the years ended December 31,
	2023	2024
	RMB	RMB

Other information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	43,539	22,908

(c) The following table sets forth the weighted-average remaining lease term and discount rate:

	As of December 31,
	2023	2024

Weighted-average remaining lease term
Operating leases	2.71 years	1.71 years
Weighted-average discount rate
Operating leases	4.66%	4.99%

16. Leases (continued)

(d) The following table sets forth the movement of right of use assets for the years ended December 31, 2023 and 2024:

	For the years ended December 31,
	2023	2024
	RMB	RMB

Beginning balance	192,428	38,110
Recognition of additional leasing contract	28,349	20,467
De-recognition of leasing contract	(143,356)	(9,312)
Amortization of right of use assets	(39,311)	(12,646)
Business combination	-	207
Ending balance	38,110	36,826

(e) The following table sets forth the movement of leasing liabilities for the years ended December 31, 2023 and 2024:

	For the years ended December 31,
	2023	2024
	RMB	RMB

Beginning balance	176,990	35,878
Recognition of additional leasing contract	28,349	20,467
De-recognition of leasing contract	(133,168)	(6,015)
Interest of lease liabilities	7,246	1,263
Leasing payment	(43,539)	(22,908)
Business combination	-	80
Ending balance	35,878	28,765

(f) The following table sets forth the maturities of lease liabilities：

As of
December 31, 2024
RMB

2025	16,777
2026	12,406
2027	1,753
2028	228
2029	-
Total undiscounted lease payments	31,164
Less: Imputed interest	(2,399)
Total lease liabilities	28,765